Finance costs and finance income (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Finance Cost And Finance Income Explanatory [Abstract]
Interest on deposits with banks	$ 29,669	$ 263,095	$ 1,184,084
Other interest received	0	136	3,011
Total	$ 29,669	$ 263,231	$ 1,187,095